Basis of Presentation and General information	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information:

Castor Maritime Inc. (“Castor”) was incorporated in September 2017 under the laws of the Republic of the Marshall Islands. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Castor and its wholly owned and majority-owned subsidiaries (collectively, the “Company”). Castor is a diversified global shipping and energy company, with activities directly and indirectly in investment and asset management, vessel ownership, technical and commercial ship management and energy infrastructure projects. On December 21, 2018, Castor’s common shares, par value $0.001 (the “common shares”) began trading on the Euronext NOTC, under the symbol “CASTOR” and, on February 11, 2019, they began trading on the Nasdaq Capital Market, or Nasdaq, under the symbol “CTRM”. As of June 30, 2025, Castor was controlled by Thalassa Investment Co. S.A. (“Thalassa”) by virtue of its ownership of 100% of the Series B preferred shares of Castor and, as a result, Thalassa controlled the outcome of matters on which shareholders are entitled to vote. Thalassa is affiliated with Petros Panagiotidis, the Company’s Chairman, Chief Executive Officer and Chief Financial Officer.

On March 27, 2024, the Company effected a 1-for-10 reverse stock split on its issued and outstanding common shares. All share and per share amounts disclosed in the accompanying unaudited interim condensed consolidated financial statements give effect to this reverse stock split retroactively for the period ended June 30, 2024.

With effect from July 1, 2022, Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, Petros Panagiotidis, manages the Company’s business overall. Prior to this date, Castor Ships provided only commercial ship management and administrative services to the Company (see also Note 3).

Pavimar S.A. (“Pavimar”), a related party controlled by Ismini Panagiotidis, the sister of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer, Petros Panagiotidis, provided technical, crew and operational management services to the Company through the first half of 2022. With effect from July 1, 2022, Pavimar co-managed with Castor Ships the technical management of the Company’s dry bulk vessels, except for the M/V Magic Celeste, M/V Magic Ariel and M/V Magic Starlight, for which Castor Ships has provided the technical management since August 16, 2024, October 9, 2024 and December 18, 2024, respectively. As of June 30, 2025, all ship management agreements between the Company and Pavimar have been terminated. Castor Ships now exclusively provides the commercial and technical management of the Company’s entire fleet, while certain aspects of the management of a number of the Company’s vessels are subcontracted to related or third-party managers.

As of June 30, 2025, the Company owned a diversified fleet of 9 vessels, with a combined carrying capacity of 0.7 million dwt, consisting of four Kamsarmax, three Panamax and one Ultramax dry bulk vessels, as well as one 1,850 TEU containership.

On December 12, 2024, Castor, through a wholly owned subsidiary, entered into a share purchase agreement, pursuant to which Castor agreed to acquire from MPC Münchmeyer Petersen & Co. GmbH (“MPC Holding”), subject to certain  terms and conditions, 26,116,378 shares of common stock of MPC Münchmeyer Petersen Capital AG (“MPC Capital”), representing 74.09% of MPC Capital’s outstanding common stock, for a cash price of €7.00 per share, equivalent to aggregate consideration of €182.8 million (approximately $192.0 million at the time of the transaction), excluding transaction related costs. On December 16, 2024, the acquisition of the 26,116,378 shares of common stock of MPC Capital was completed. MPC Capital is an investment and asset manager specializing in infrastructure projects in the maritime and energy sectors. Partnering and co-investing with institutional investors, MPC Capital provides tailor-made investment solutions, project access, and integrated asset management expertise, including technical and commercial ship management. The transaction was financed with cash on hand and the proceeds of (i) a $100 million senior term loan facility between Toro Corp. (“Toro”) and Castor and (ii) the issuance of an additional 50,000 of Castor’s 5.00% Series D cumulative perpetual convertible preferred shares, par value $0.001 per share (the “Series D Preferred Shares”) to Toro for an aggregate consideration of $50,000,000, which are discussed in Note 3(d) and (e).

The Company accounted for the control obtained in MPC Capital on December 16, 2024 as a “business combination”, which resulted in the application of the “acquisition method”, as defined under ASC 805, Business Combinations, with the Company to be considered the accounting acquirer of MPC Capital. The assets acquired and liabilities assumed on the date of control were recorded at fair value.

 Details of the Company’s wholly-owned and majority-owned subsidiaries as of June 30, 2025, are listed below.

(a) Consolidated vessel owning subsidiaries:

	Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
1	Spetses Shipping Co. (“Spetses”)	Marshall Islands	M/V Magic P	76,453	2004	February 2017
2	Liono Shipping Co. (“Liono”)	Marshall Islands	M/V Magic Thunder (1)	83,375	2011	April 2021
3	Mulan Shipping Co. (“Mulan”)	Marshall Islands	M/V Magic Starlight	81,048	2015	May 2021
4	Songoku Shipping Co. (“Songoku”)	Marshall Islands	M/V Magic Pluto	74,940	2013	August 2021
5	Asterix Shipping Co. (“Asterix”)	Marshall Islands	M/V Magic Perseus	82,158	2013	August 2021
6	Johnny Bravo Shipping Co. (“Johnny Bravo”)	Marshall Islands	M/V Magic Mars	76,822	2014	September 2021
7	Aladdin Shipping Co. (“Aladdin”)	Marshall Islands	M/V Magic Celeste	63,310	2015	August 2024
8	Ariel Shipping Co. (“Ariel”)	Marshall Islands	M/V Magic Ariel	81,845	2020	October 2024
9	Yogi Bear Shipping Co. (Yogi”)	Marshall Islands	M/V Raphaela	26,811	2008	October 2024

(1)	On July 29, 2025, Liono Shipping Co. completed a sale and leaseback transaction for the M/V Magic Thunder with a Japanese counterparty. (See Note 25(b))

(b) Consolidated subsidiaries formed to acquire vessels:
	Company	Country of incorporation
1	Containco Shipping Inc.	Marshall Islands

(c)     Consolidated holding subsidiary:
	Company	Country of incorporation
1	Thalvora Holdings GmbH	Germany

(d) Consolidated non-vessel owning subsidiaries:

	Company	Country of incorporation
1	Castor Maritime SCR Corp. (“Castor SCR”) (1)	Marshall Islands
2	Bagheera Shipping Co. (“Bagheera”) (2)	Marshall Islands
3	Luffy Shipping Co. (“Luffy”) (2)	Marshall Islands
4	Kabamaru Shipping Co. (“Kabamaru”) (2)	Marshall Islands
5	Bistro Maritime Co. (“Bistro”) (2)	Marshall Islands
6	Garfield Shipping Co. (“Garfield”) (2)	Marshall Islands
7	Pikachu Shipping Co. (“Pikachu”) (3)	Marshall Islands
8	Jumaru Shipping Co. (“Jumaru”) (4)	Marshall Islands
9	Pumba Shipping Co. (“Pumba”) (5)	Marshall Islands
10	Snoopy Shipping Co. (“Snoopy”) (6)	Marshall Islands
11	Super Mario Shipping Co. (“Super Mario”) (7)	Marshall Islands
12	Stewie Shipping Co. (“Stewie”) (8)	Marshall Islands
13	Pocahontas Shipping Co. (“Pocahontas”) (9)	Marshall Islands
14	Cinderella Shipping Co. (“Cinderella”) (10)	Marshall Islands
15	Mickey Shipping Co. (“Mickey”) (11)	Marshall Islands
16	Jerry Shipping Co. (“Jerry S”) (12)	Marshall Islands
17	Tom Shipping Co. (“Tom S”) (13)	Marshall Islands
18	Indigo Global Corp.	Marshall Islands
19	Castor Maritime Finance Inc.	Marshall Islands
20	Castor CSI Corp.	Marshall Islands
21	Thalvora Enterprises Inc.	Marshall Islands
22	MPCC CSI LTD	Republic of Cyprus

(1)	Incorporated under the laws of the Marshall Islands on September 16, 2021, this entity serves as the Company’s subsidiaries’ cash manager with effect from November 1, 2021.

(2)	Details of the entities that sold their vessels prior to 2024 can be found in Note 1 of the consolidated financial statements included in the Company’s 2024 Annual Report.

(3)	Pikachu Shipping Co. no longer owns any vessel following the sale of the M/V Magic Moon on November 10, 2023, and delivery of such vessel to an unaffiliated third-party on January 16, 2024.

(4)	Jumaru Shipping Co. no longer owns any vessel following the sale of the M/V Magic Nova on January 19, 2024, and delivery of such vessel to an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on March 11, 2024.

(5)	Pumba Shipping Co. no longer owns any vessel following the sale of the M/V Magic Orion on December 7, 2023, and delivery of such vessel to an unaffiliated third-party on March 22, 2024.

(6)	Snoopy Shipping Co. no longer owns any vessel following the sale of the M/V Magic Nebula on February 15, 2024, and delivery of such vessel to an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on April 18, 2024.

(7)	Super Mario Shipping Co. no longer owns any vessel following the sale of the M/V Magic Venus on December 21, 2023, and delivery of such vessel to an entity affiliated with a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on May 10, 2024.

(8)	Stewie Shipping Co. no longer owns any vessel following the sale of the M/V Magic Vela on May 1, 2024, and delivery of such vessel to an unaffiliated third-party on May 23, 2024.

(9)	Pocahontas Shipping Co. no longer owns any vessel following the sale of the M/V Magic Horizon on January 19, 2024, and delivery of such vessel to an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on May 28, 2024.

(10)	Cinderella Shipping Co. no longer owns any vessel following the sale of the M/V Magic Eclipse on March 6, 2025, and delivery of such vessel to an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on March 24, 2025 (see also Note 6).

(11)	Mickey Shipping Co. no longer owns any vessel following the sale of the M/V Magic Callisto on March 11, 2025, and delivery of such vessel to an entity beneficially owned by a family member of the Company’s Chairman, Chief Executive Officer and Chief Financial Officer on April 28, 2025 (see also Note 6).

(12)	Jerry Shipping Co. no longer owns any vessel following the sale of the M/V Ariana A on November 13, 2024, and delivery of such vessel to an unaffiliated third-party on January 22, 2025 (see also Note 6).

(13)	Tom Shipping Co. no longer owns any vessel following the sale of the M/V Gabriela A on December 4, 2024, and delivery of such vessel to an unaffiliated third-party on May 7, 2025 (see also Note 6).

(e) Consolidated majority-owned subsidiaries:

Company	Country of incorporation	Shares held in percent	Shareholder
MPC Münchmeyer Petersen Capital AG	Germany	73.97%	Thalvora Holdings GmbH

The consolidated subsidiaries in the table below are held by the MPC Münchmeyer Petersen Capital AG:

Company	Country of incorporation	Shares held in percent	Shareholder
Curamus Managementgesellschaft mbH, Hamburg	Germany	100%	MPC Capital Dritte Beteiligungsgesellschaft mbH, Hamburg
Duisburg Invest Beteiligungsgesellschaft mbH & Co. KG, Hamburg	Germany	100%	MPC Capital AG, Hamburg 99.90% MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg 0.10%
Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
ELG Erste Liquidationsmanagement GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
First Fleet Philipp Beteiligungs GmbH, Delmenhorst	Germany	100%	MPC Capital Investments GmbH, Hamburg
Harper Petersen Albis GmbH & Co. KG, Hamburg	Germany	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. Asia Ltd., Hongkong / China	China	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. B.V., Amsterdam / Netherlands	Netherlands	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Harper Petersen & Co. GmbH & Co. KG, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Harper Petersen & Co. Pte Ltd., Singapur	Singapore	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
HLD Vermögensverwaltungsgesellschaft UG (haftungsbeschränkt) i.L., Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Immobilienmanagement MPC Student Housing Venture GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
Immobilienmanagement Sachwert Rendite-Fonds GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Management Sachwert Rendite-Fonds Immobilien GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Managementgesellschaft Harper Petersen mbH, Hamburg	Germany	100%	Harper Petersen & Co. GmbH & Co. KG, Hamburg
Managementgesellschaft MPC Global Maritime Opportunity Private Placement GmbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg

Managementgesellschaft MPC Solarpark mbH, Hamburg	Germany	100%	MPC Münchmeyer Petersen Real Estate Consulting GmbH, Hamburg
Managementgesellschaft Oil Rig Plus mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Achte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Best Select Company Plan Managementgesellschaft mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Capital Advisory GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital Dritte Beteiligungsgesellschaft mbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital Investments GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital Risk & Insurance GmbH & Co. KG, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital Risk & Insurance Verwaltungs GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
MPC Dritte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC ECOBOX OPCO 1 Beteiligungs GmbH & Co. KG. Hamburg	Germany	51.1%	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC ECOBOX OPCO 2 Beteiligungs GmbH & Co. KG. Hamburg	Germany	77.6%	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC ECOBOX OPCO 4 GmbH & Co. KG i.L., Hamburg	Germany	81.7%	MPC Capital Zweite Beteiligungsgesellschaft mbH, Hamburg
MPC Energías Renovables Colombia S.A.S., Bogotá / Colombia	Colombia	100%	MPC Capital GmbH, Hamburg
MPC Elfte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Fünfte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Investment Partners GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Investment Services GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Maritime Beteiligungsgesellschaft mbH & Co. KG, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Maritime Beteiligungsverwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Maritime Holding GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Maritime Investments GmbH i.L., Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Multi Asset Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg

MPC Münchmeyer Petersen Real Estate Consulting GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Neunte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Real Value Fund Verwaltungsgesellschaft mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Renewable Panama S.A., Panama	Panama	100%	MPC Capital GmbH, Hamburg
MPC Schiffsbeteiligung Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Nielbühl	Germany	100%	MPC Maritime Holding GmbH, Hamburg
MPC Sechste Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Siebte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Silica Invest GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
MPC Venture Invest AG, Wien / Austria	Austria	100%	MPC Capital AG, Hamburg
MPC Vierte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Zehnte Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
MPC Zweite Vermögensstrukturfonds Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Panda Invest GmbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Palmaille Ship Invest GmbH, Hamburg	Germany	31.0%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
PB BS GMO Verwaltungs GmbH, Hamburg	Germany	100%	MPC Capital Investments GmbH, Hamburg
PBH Maritime Verwaltungsgesellschaft mbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
RES Maxis B.V., Amsterdam / Netherlands	Netherlands	71.5%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
TVP Treuhand- und Verwaltungsgesellschaft für Publikumsfonds mbH & Co. KG, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltung “Rio Blackwater” Schifffahrtsgesellschaft mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Verwaltung Achte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Asien Opportunity Real Estate GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Bluewater Investments GmbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Verwaltung Dreiundfünfzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Dritte MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg

Verwaltung Einundsiebzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Elfte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Fünfte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Harper Petersen Albis GmbH, Hamburg	Germany	100%	Harper Petersen Albis GmbH & Co. KG, Hamburg
Verwaltung MPC Capital Beteiligungsgesellschaft mbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg
Verwaltung MPC Global Maritime Opportunity Private Placement GmbH, Hamburg	Germany	100%	MPC Capital Investments GmbH, Hamburg
Verwaltung MPC Real Estate Opportunity Private Placement Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung MPC Sachwert Rendite-Fonds Opportunity Asien GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung MPC Solarpark GmbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltung MPC Student Housing Beteiligung UG, Quickborn	Germany	100%	MPC Capital AG, Hamburg
Verwaltung MPC Student Housing Venture GmbH, Quickborn	Germany	100%	MPC Capital AG, Hamburg
Verwaltung Neunte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Neunundfünfzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Sachwert Rendite-Fonds Japan GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Sechste Sachwert Rendite-Fonds Deutschland (Private Placement) GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Sechsundvierzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung SHV Management Participation GmbH, Quickborn	Germany	100%	MPC Capital AG, Hamburg
Verwaltung Siebenundfünfzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Siebenundvierzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Siebte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Siebzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung TVP Treuhand GmbH, Hamburg	Germany	100%	MPC Capital AG, Hamburg

Verwaltung Vierundfünfzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zehnte Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zweite MPC Real Estate Opportunity Private Placement Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zweite MPC Sachwert Rendite-Fonds Opportunity Amerika GmbH, Quickborn	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zweite Reefer-Flottenfonds GmbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Verwaltung Zweite Sachwert Rendite-Fonds Deutschland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltung Zweiundsiebzigste Sachwert Rendite-Fonds Holland GmbH, Hamburg	Germany	100%	MPC Capital GmbH, Hamburg
Verwaltungsgesellschaft Achte MPC Global Equity mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Duisburg Invest mbH, Hamburg	Germany	100%	MPC Capital Beteiligungsgesellschaft mbH & Co. KG, Hamburg
Verwaltungsgesellschaft Elfte Private Equity GmbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step II mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step III mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step IV mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Global Equity Step by Step mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus VI mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus VII mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus spezial IV mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft MPC Rendite-Fonds Leben plus spezial V mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Neunte Global Equity mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Verwaltungsgesellschaft Oil Rig Plus mbH, Hamburg	Germany	100%	MPC Maritime Holding GmbH, Hamburg
Verwaltungsgesellschaft Siebte MPC Global Equity mbH, Hamburg	Germany	100%	MPC Investment Services GmbH, Hamburg
Zweite MPC Best Select Company Plan Managementgesellschaft mbH, Quickborn	Germany	100%	MPC Investment Services GmbH, Hamburg

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. They do not include all the information and notes required by U.S. GAAP for complete financial statements. Accordingly, these statements and the accompanying notes should be read in conjunction with the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2024, filed with the SEC on May 14, 2025 (the “2024 Annual Report”).
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2025, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.